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1701 Market Street                                           Morgan, Lewis
Philadelphia, PA  19103-2921                                 & Bockius LLP
215-963-5000                                                 Counselors at Law
Fax:  215-963-5001


January 16, 2007


VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:   Schwab Capital Trust - Post-Effective Amendment No. 82
      File Nos. 33-62470 and 811-7704

Ladies and Gentlemen:

Our client, Schwab Capital Trust (the "Trust"), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment ("PEA") No. 82 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto.

The purpose of PEA No. 82 is to introduce three new series, the Schwab Fundamental US Large Company Index Fund, the Schwab Fundamental US Small Company Index Fund, and the Schwab Fundamental International Large Company Index Fund, of the Trust.

If you have any questions regarding PEA No. 82, please do not hesitate to contact the undersigned at 215.963.5154.

Very truly yours,


/s/ Ryan E. Gibbs
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Ryan E. Gibbs